SCHEDULE OF DEBT REPAYMENT (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt instrument repayment term	5 years	5 years